TYPE:	13F-HR
PERIOD	06/30/2011
FILER
   CIK	0001476804
   CCC	afkncc5*
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Roundview Capital, LLC
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      709 7475.0000 SH      Sole                7425.0000           50.0000
AT&T Inc                       COM              00206R102      242 7700.0000 SH      Sole                7400.0000          300.0000
Abbott Labs Com                COM              002824100     1224 23255.0000 SH     Sole               21955.0000         1300.0000
American Express Co Com        COM              025816109      333 6435.0000 SH      Sole                6270.0000          165.0000
Apple Computer Inc             COM              037833100     5222 15558.0000 SH     Sole               15423.0000          135.0000
Automatic Data Processing      COM              053015103      418 7935.0000 SH      Sole                7860.0000           75.0000
Becton Dickinson & Co Com      COM              075887109      443 5145.0000 SH      Sole                4895.0000          250.0000
Berkshire Hthwy Cl B           COM              084670702     6936 89622.0000 SH     Sole               87897.0000         1725.0000
Boulder Total Return Fund      COM              101541100      216 13136.0000 SH     Sole               13136.0000
Bristol-Myers Squibb Co        COM              110122108      231 7985.0000 SH      Sole                7985.0000
CVS Caremark Corp              COM              126650100     1879 50000.0000 SH     Sole               50000.0000
Chevron Corp                   COM              166764100      589 5725.0000 SH      Sole                5575.0000          150.0000
Cisco Systems Inc Com          COM              17275R102     4259 272825.0000 SH    Sole              269230.0000         3595.0000
Coca Cola Co Com               COM              191216100      596 8861.0000 SH      Sole                8736.0000          125.0000
Dell Inc                       COM              24702R101      406 24360.0000 SH     Sole               24060.0000          300.0000
Disney Walt Co Com             COM              254687106      695 17793.0000 SH     Sole               17393.0000          400.0000
EMC Corp Mass Com              COM              268648102      279 10120.0000 SH     Sole               10120.0000
Enzon Pharmaceuticals Inc      COM              293904108     1566 155800.0000 SH    Sole              154300.0000         1500.0000
Expedia Inc                    COM              30212P105     2026 69900.0000 SH     Sole               68600.0000         1300.0000
Exxon Mobil Corporation        COM              30231G102     1510 18549.0000 SH     Sole               18249.0000          300.0000
FedEx Corp                     COM              31428X106     3219 33935.0000 SH     Sole               33835.0000          100.0000
Fiserv Inc                     COM              337738108     2812 44900.0000 SH     Sole               44900.0000
Gannett Co                     COM              364730101     1864 130200.0000 SH    Sole              126300.0000         3900.0000
General Elec Co Com            COM              369604103      265 14065.0000 SH     Sole               14065.0000
Google Inc Cl A                COM              38259P508     5127 10125.0000 SH     Sole               10025.0000          100.0000
Hewlett Packard Co Com         COM              428236103      524 14386.0000 SH     Sole               14186.0000          200.0000
Honeywell Int'l Inc            COM              438516106      747 12535.0000 SH     Sole               12410.0000          125.0000
Illinois Tool Works            COM              452308109     2169 38400.0000 SH     Sole               38400.0000
Intel Corp Com                 COM              458140100     2998 135310.0000 SH    Sole              134935.0000          375.0000
Intl Business Machines Corp    COM              459200101     1176 6857.0000 SH      Sole                6753.0000          104.0000
JP Morgan Chase & Co.          COM              46625H100      590 14410.0000 SH     Sole               13990.0000          420.0000
Jefferies Group Inc            COM              472319102      298 14605.0000 SH     Sole               14105.0000          500.0000
Johnson & Johnson Com          COM              478160104     1016 15271.0000 SH     Sole               14941.0000          330.0000
Kraft Foods Inc A              COM              50075N104      892 25316.0000 SH     Sole               24916.0000          400.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      432 4460.0000 SH      Sole                4335.0000          125.0000
Leucadia Natl Corp Com         COM              527288104    11616 340643.0000 SH    Sole              335058.0000         5585.0000
MasterCard Inc Cl A            COM              57636Q104      979 3250.0000 SH      Sole                3250.0000
McDonald's Corporation         COM              580135101     1017 12060.0000 SH     Sole               11870.0000          190.0000
Mercury Genl Corp New Com      COM              589400100     2129 53900.0000 SH     Sole               53700.0000          200.0000
Microsoft Corp Com             COM              594918104     5313 204332.0000 SH    Sole              202387.0000         1945.0000
Nike Inc Cl B                  COM              654106103      386 4285.0000 SH      Sole                4210.0000           75.0000
Oracle Corp Com                COM              68389X105      229 6955.0000 SH      Sole                6955.0000
Pepsico Inc                    COM              713448108      312 4435.0000 SH      Sole                4335.0000          100.0000
Pfizer Inc Com                 COM              717081103      205 9974.0000 SH      Sole                9837.0000          137.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      567 9935.0000 SH      Sole                9785.0000          150.0000
Procter & Gamble Co Com        COM              742718109      690 10857.0000 SH     Sole               10777.0000           80.0000
Research In Motion             COM              760975102      212 7340.0000 SH      Sole                7090.0000          250.0000
Ross Stores Inc                COM              778296103      558 6965.0000 SH      Sole                6790.0000          175.0000
Schlumberger Ltd Com           COM              806857108      525 6080.0000 SH      Sole                5955.0000          125.0000
Shaw Communications Inc B      COM              82028K200      211 9250.0000 SH      Sole                9250.0000
Sun Bancorp Inc Com            COM              86663B102     1116 305800.0000 SH    Sole              297900.0000         7900.0000
Sysco Corp                     COM              871829107      474 15205.0000 SH     Sole               15005.0000          200.0000
Target Corp                    COM              87612E106     2876 61300.0000 SH     Sole               61300.0000
Transocean Inc                 COM              H8817H100     1260 19513.0000 SH     Sole               19013.0000          500.0000
USG Corp                       COM              903293405     3364 234585.0000 SH    Sole              229811.0000         4774.0000
Valspar Corp                   COM              920355104     2950 81800.0000 SH     Sole               80700.0000         1100.0000
Wal Mart Stores Inc Com        COM              931142103      334 6285.0000 SH      Sole                5935.0000          350.0000
Wells Fargo & Co New Com       COM              949746101     1752 62450.0000 SH     Sole               61550.0000          900.0000
eBay Inc                       COM              278642103      474 14695.0000 SH     Sole               14445.0000          250.0000
Canadian Natural Resources     COM              136385101     1352 32300.0000 SH     Sole               31300.0000         1000.0000
Fairfax Financials Hldgs Ltd   COM              303901102     7331 18275.0000 SH     Sole               18105.0000          170.0000
Tata Motors Ltd Spon ADR       COM              876568502      320 14200.0000 SH     Sole               13900.0000          300.0000
Telefonica SA - Spon ADR       COM              879382208      791 32300.0000 SH     Sole               30400.0000         1900.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      221 4580.0000 SH      Sole                4430.0000          150.0000
Vodafone Group PLC-SP ADR      COM              92857W209     3528 132050.0000 SH    Sole              130200.0000         1850.0000
Vanguard Sht Term Corp Bnd Fd  COM              92206C409     1537 19620.000 SH      Sole                19620.000